Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	COMMUNICATION SERVICES — 4.5%
29,394	Alphabet, Inc. - Class A*	$3,181,019
29,468	Alphabet, Inc. - Class C*	3,216,432
26,087	IAC/InterActiveCorp*	1,676,611
6,491	Netflix, Inc.*	1,451,128
		9,525,190
	CONSUMER DISCRETIONARY — 9.9%
60,871	Amazon.com, Inc.*	7,716,617
35,445	Five Below, Inc.*	4,532,707
58,470	Grand Canyon Education, Inc.*	4,758,288
46,566	Starbucks Corp.	3,914,804
		20,922,416
	FINANCIALS — 2.8%
16,902	S&P Global, Inc.	5,952,546
	HEALTH CARE — 23.8%
12,468	Align Technology, Inc.*	3,038,452
39,462	Amedisys, Inc.*	4,674,274
123,726	Certara, Inc.*	1,938,786
8,010	Charles River Laboratories International, Inc.*	1,644,052
27,386	Danaher Corp.	7,391,755
30,864	Ensign Group, Inc.	2,632,699
11,317	IDEXX Laboratories, Inc.*	3,934,016
9,480	Illumina, Inc.*	1,911,547
45,365	Neogen Corp.*	948,129
73,755	Oak Street Health, Inc.*	1,932,381
13,717	UnitedHealth Group, Inc.	7,123,650
28,170	Veeva Systems, Inc. - Class A*	5,614,844
24,397	West Pharmaceutical Services, Inc.	7,238,346
		50,022,931
	INDUSTRIALS — 19.9%
116,353	CoStar Group, Inc.*	8,102,823
131,295	Fastenal Co.	6,608,077
52,444	HEICO Corp.	7,987,221
110,155	Ritchie Bros Auctioneers, Inc.[1]	7,638,148
163,702	Rollins, Inc.	5,526,580
32,309	Verisk Analytics, Inc. - Class A	6,046,952
		41,909,801
	INFORMATION TECHNOLOGY — 36.4%
38,311	Analog Devices, Inc.	5,805,266
16,902	ANSYS, Inc.*	4,196,767
46,737	Avalara, Inc.*	4,280,642

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
51,856	Blackline, Inc.*	$3,523,097
41,226	Globant S.A.*,1	8,689,204
24,765	Guidewire Software, Inc.*	1,775,898
54,061	Microsoft Corp.	14,135,330
26,577	NVIDIA Corp.	4,011,532
20,233	Paycom Software, Inc.*	7,105,829
15,310	PayPal Holdings, Inc.*	1,430,566
31,599	salesforce.com, Inc.*	4,933,236
9,651	ServiceNow, Inc.*	4,194,518
10,190	Twilio, Inc. - Class A*	709,020
18,396	Tyler Technologies, Inc.*	6,834,298
18,053	Visa, Inc. - Class A	3,587,312
23,173	Workiva, Inc. - Class A*	1,573,215
		76,785,730
	MATERIALS — 1.5%
19,351	Ecolab, Inc.	3,170,274
	TOTAL COMMON STOCKS
	(Cost $146,742,674)	208,288,888
	SHORT-TERM INVESTMENTS — 1.3%
2,805,135	Fidelity Institutional Treasury Fund, 2.09%[2]	2,805,135
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,805,135)	2,805,135
	TOTAL INVESTMENTS — 100.1%
	(Cost $149,547,809)	211,094,023
	Liabilities Less Other Assets — (0.1)%	(240,181)
	NET ASSETS — 100.0%	$210,853,842

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.